Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Nature of Business Abstract
Organization and Nature of Business	Organization and Nature of Business
Perella Weinberg Partners and its consolidated subsidiaries, including PWP Holdings LP (“PWP OpCo”) (collectively, “PWP” and the “Company”), is a global independent advisory firm that provides strategic and financial advice to a wide range of clients. The Company’s activities as an investment banking advisory firm constitute a single business segment that provides a range of advisory services related to mission-critical strategic and financial decisions, mergers and acquisitions advice and execution, capital markets advisory, shareholder and defense advisory, capital structure and restructuring, underwriting, equity research and private capital raising.
Perella Weinberg Partners (formerly known as FinTech Acquisition Corp. IV (“FTIV”)) was incorporated in Delaware on November 20, 2018 as a special purpose acquisition company for the purpose of acquiring through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business transaction, one or more businesses or assets. On June 24, 2021 (the “Closing Date” or “Closing”), the Company consummated its previously announced business combination pursuant to that certain Business Combination Agreement, dated as of December 29, 2020, by and among FTIV, FinTech Investor Holdings IV, LLC, FinTech Masala Advisors, LLC (together with FinTech Investor Holdings IV, LLC, the “Sponsor”), PWP OpCo, PWP GP LLC, PWP Professional Partners LP (“Professional Partners”), and Perella Weinberg Partners LLC (“Professionals GP”) (the “Business Combination Agreement”). As contemplated by the Business Combination Agreement, (i) FTIV acquired certain partnership interests in PWP OpCo, (ii) PWP OpCo became jointly-owned by Perella Weinberg Partners, Professional Partners and certain existing partners of PWP OpCo, and (iii) PWP OpCo serves as the Company’s operating partnership as part of an umbrella limited partnership C-corporation (Up-C) structure (collectively with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). See Note 3 – Business Combination for additional discussion related to the transaction.
The operations of PWP OpCo are conducted through a wholly-owned subsidiary, Perella Weinberg Partners Group LP (“PWP Group”), and its subsidiaries which are consolidated in these financial statements. PWP GP LLC is the general partner that controls PWP OpCo. The limited partner interests of PWP OpCo are held by Investor Limited Partners (the “ILPs”) and Professional Partners. The Company shareholders are entitled to receive a portion of PWP OpCo’s economics through their direct ownership interests in shares of Class A common stock of PWP. The non-controlling interest owners of PWP OpCo receive economics through ownership of PWP OpCo Class A partnership units (“PWP OpCo Units”). See Note 11 – Stockholders’ Equity for additional information.
Historical Transactions
PWP OpCo was formed under Delaware law on November 30, 2016 in conjunction with a business combination between NoCo A L.P. and Tudor, Pickering, Holt & Co., LLC. Prior to February 28, 2019, PWP OpCo owned and operated two distinct businesses: investment banking advisory (“Advisory business”) and asset management (“Asset Management business”).
On February 28, 2019 (the “Separation Date”), a reorganization of the existing Advisory and Asset Management businesses of PWP Holdings LP was effected which resulted in the spin-off of its Asset Management business (the “Separation”). PWP Holdings LP was divided into (i) PWP OpCo, which holds the former Advisory business and (ii) PWP Capital Holdings LP, which holds the former Asset Management business. In connection with the Separation, the net assets primarily related to the Asset Management business were allocated to PWP Capital Holdings LP and the net assets primarily related to the Advisory business were allocated to PWP OpCo. Subsequent to the Separation, the ILPs and Professional Partners hold equity in both PWP OpCo and PWP Capital Holdings LP.
Organization and Nature of Business
PWP Holdings LP is a limited partnership holding company that, prior to February 28, 2019, owned and operated two distinct businesses: investment banking advisory (“Advisory business”) and asset management (“Asset Management business”). It was formed under Delaware law on November 30, 2016 in conjunction with a business combination between NoCo A L.P. (“NoCo A”) and Tudor, Pickering, Holt & Co., LLC (“TPH”) (the “TPH Business Combination”). The operations of PWP Holdings LP are conducted through a wholly-owned subsidiary, Perella Weinberg Partners Group LP (“PWP Group”), and its subsidiaries which are consolidated in these financial statements (collectively the “Company”). The general partner of the Company is Perella Weinberg Partners LLC, which is member managed and controlled by certain senior personnel of the Company. The limited partner interests in the Company are held by the Investor Limited Partners (the “ILPs”) and PWP Professional Partners LP (the “Special Limited Partner” or “SLP”). The SLP is a limited partnership that holds equity in the Company and is owned by Partners. Partners is defined herein as individuals who work or have worked for the Company and who indirectly hold equity interests in the Company through their ownership of the SLP.
On February 28, 2019 (the “Separation Date”), a reorganization of the existing Advisory and Asset Management businesses of the Company was effected which resulted in the spin-off of its Asset Management business (the “Separation”). PWP Holdings LP was divided into (i) PWP Holdings LP, which holds the former Advisory business and (ii) PWP Capital Holdings LP, which holds the former Asset Management business. In connection with the Separation, the net assets primarily related to the Asset Management business were allocated to PWP Capital Holdings LP and the net assets primarily related to the Advisory business were allocated to PWP Holdings LP. Subsequent to the Separation, the ILPs and SLP hold equity in both PWP Holdings and PWP Capital Holdings LP.
The Company’s activities as an investment banking advisory firm constitute a single business segment that provides a range of advisory services related to mission-critical strategic and financial decisions, mergers and acquisitions advice and execution, shareholder and defense advisory, capital structure and restructuring, capital markets advisory, underwriting, equity research and private capital raising.
The Company has a number of consolidated subsidiaries registered as broker-dealers with regulatory agencies in their respective countries, including the Securities and Exchange Commission (“SEC”), the Financial Industry Regulatory Authority (“FINRA”), the Investment Industry Regulatory Organization of Canada (“IIROC”), the Financial Conduct Authority (“FCA”) of the United Kingdom (the “UK”), and the Autorité de contrôle prudentiel et de resolution (“ACPR”) of France. The Company holds no securities accounts for customers.
In 2018, the Company opened offices in Paris, France and Chicago, Illinois. Lease agreements were entered into for the various offices opened. In 2019, the Company entered into a lease agreement in Munich, Germany and officially opened the office on January 1, 2020.
Business Combination Agreement with FinTech Acquisition Corp. IV
On December 30, 2020, the Company entered into a definitive business combination agreement with FinTech Acquisition Corp. IV (“FinTech IV”), a special purpose acquisition company. Upon closing of the transaction, the combined company will operate as Perella Weinberg Partners (“PWP”) and will be listed on NASDAQ under the new symbol “PWP”.
The transaction reflects an implied equity value for the combined company of approximately $975 million at closing. The cash component of the consideration will be funded by FinTech IV’s $230 million cash in trust as well as a $125 million fully committed private placement in public equity at $10.00 per share from various strategic and institutional investors that will close concurrently with the business combination.
The net proceeds from the transaction (after addressing any potential redemptions by FinTech IV’s existing stockholders and transaction related expenses), will first go towards repayment of outstanding indebtedness and then to retaining up to $10 million of proceeds for additional balance sheet cash. Up to approximately $110 million of net proceeds will be used to redeem a portion of ownership interests tendered for redemption by certain electing PWP equity holders. Any remaining net proceeds will be used for general corporate purposes. At closing of the transaction, PWP expects to have a debt-free balance sheet with access to additional liquidity under an undrawn revolving credit facility.
The Company’s existing equity holders, including current working partners and employees of the firm, will remain the largest investors by rolling over significant equity into the combined company, with working partners and employees retaining approximately 50% ownership immediately following the transaction (assuming no redemptions by FinTech IV’s existing stockholders).
Pursuant to the business combination agreement, FinTech IV will, subject to obtaining stockholder approval, adopt an amended and restated charter and bylaws and subscribe for and purchase for cash a portion of the Company’s equity, resulting in FinTech IV as the new parent company. Immediately following the closing, FinTech IV will change its name to Perella Weinberg Partners.
The business combination is expected to close in the first half of 2021, pending FinTech IV stockholder approval, regulatory approval and other customary closing conditions.